INCOME TAXES (Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of The Netherlands	1,345	1,492	548
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	$ 676	$ 29	$ 87